Discontinued Operations - Schedule of Carrying Amounts of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Noncurrent assets held for sale	$ 33,781	$ 32,526
Current assets held for sale	72,996	78,364
Noncurrent liabilities held for sale	12,136	11,285
Current liabilities held for sale	32,526	27,551
Climate Control Group [Member] | Discontinued Operations [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Cash and cash equivalents	119	1,815
Accounts receivable, net	43,001	44,334
Inventories, net	28,780	31,742
Other current assets	1,096	473
Property, plant and equipment, net	26,779	31,081
Intangible and other, net	7,002	1,445
Total assets classified as held for sale	106,777	110,890
Noncurrent assets held for sale	33,781	32,526
Current assets held for sale	72,996	78,364
Accounts payable	20,003	12,811
Current and noncurrent accrued and other liabilities	24,659	26,025
Total liabilities classified as held for sale	44,662	38,836
Noncurrent liabilities held for sale	12,136	11,285
Current liabilities held for sale	$ 32,526	$ 27,551